ASSETS CLASSIFIED AS HELD FOR SALE (Details) - CNY (¥)	Dec. 31, 2018	Apr. 19, 2018	Dec. 31, 2017
Disclosure of assets classified as held for sale [line items]
Advances received from disposal of assets classified as held for sale from GLDC	¥ 587,123,000		¥ 0
Guangzhou Land Development Center ("GLDC") [member]
Disclosure of assets classified as held for sale [line items]
Transfer price		¥ 1,304,717,000
Advances received from disposal of assets classified as held for sale from GLDC	¥ 587,123,000